Share-Based Payment in a Consolidated Subsidiary - Schedule of Fair Value of the Options (Details) - Black Scholes Option Pricing Model [Member] - USD ($)	Feb. 27, 2025	Jan. 31, 2024		Jan. 09, 2023
Schedule of Fair Value of the Options [Line Items]
The Company share price (in Dollars per share)	$ 3.75	$ 3.05	[1]	$ 6.8	[2]
Exercise price (in Dollars per share)	$ 1.8	$ 4
Expected volatility in the Company’s share price	40.48%	40.84%
Expected life of the warrants (in years)	5
Risk-free interest	4.00%	4.00%
Expected dividend yield (in Dollars)
Top of Range [Member]
Schedule of Fair Value of the Options [Line Items]
Exercise price (in Dollars per share)				$ 2.79
Expected volatility in the Company’s share price				49.40%
Expected life of the warrants (in years)		4		8
Risk-free interest				3.86%
Bottom of Range [Member]
Schedule of Fair Value of the Options [Line Items]
Exercise price (in Dollars per share)				$ 1.265
Expected volatility in the Company’s share price				39.90%
Expected life of the warrants (in years)		3		5
Risk-free interest				4.29%

[1]	The Company’s share price is determined based on the granted date.
[2]	The Company’s share price is determined based on The Company’s value as appraised by the appraiser as of the award date, while using the discounted cash flow method, and at a discount rate of 18%.